Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IKENA ONCOLOGY INC
Marketable Securities
4. Marketable Securities
The following tables summarize the Company’s marketable securities (in thousands):

	June 30, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	37,287	70	(5)	37,352

Total	$37,287	$70	$(5)	$37,352

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$26,985	$19	$—	$27,004
Corporate debt securities	57,940	84	(35)	57,989

Total	$84,925	$103	$(35)	$84,993

During the three and six months ended June 30, 2025, the Company sold marketable securities with a fair value of $37.4 million for proceeds of approximately the same amount and a minimal amount of realized gains.
In accordance with the Company’s investment policy, it places investments in investment grade securities with high credit quality issuers, and generally limits the amount of credit exposure to any one issuer. The Company evaluates securities for impairment at the end of each reporting period. Factors considered include whether a decline in fair value below the amortized cost basis is due to credit-related factors or non-credit-related
factors, the financial condition and near-term prospects of the issuer, and the Company’s intent and ability to hold the investment to allow for an anticipated recovery in fair value. As of June 30, 2025 and December 31, 2024, there were no allowances for credit losses recorded.
The Company classifies its investments in marketable securities as available-for-sale
and as current assets as they represent the investment of funds available for current operations. The following table summarizes the fair value of the Company’s available-for-sale
securities by contractual maturity (in thousands):

June 30, 2025
Due in one year or less	$21,706
Due after one year through two years	15,646

Total	$37,352

4. MARKETABLE SECURITIES
The following tables summarize the Company’s marketable securities (in thousands
):

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$26,985	$19	$—	$27,004
Corporate debt securities	57,940	84	(35)	57,989

Total	$84,925	$103	$(35)	$84,993

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$55,624	$27	$(80)	$55,571

Total	$55,624	$27	$(80)	$55,571

In accordance with the Company’s investment policy, it places investments in investment grade securities with high credit quality issuers, and generally limits the amount of credit exposure to any one issuer. The Company evaluates securities for impairment at the end of each reporting period. Factors considered include whether a decline in fair value below the amortized cost basis is due to credit-related factors or non-credit-related

factors, the financial condition and near-term prospects of the issuer, and the Company’s intent and ability to hold the investment to allow for an anticipated recovery in fair value. As of December 31, 2024 and 2023, there were no allowances for credit losses recorded.
The Company classifies its investments in marketable securities as available-for-sale
and as current assets as they represent the investment of funds available for current operations. The following table summarizes the fair value of the Company’s available-for-sale
securities by contractual maturity (in thousands):

December 31, 2024
Due in one year or less	$70,636
Due after one year through two years	14,357

Total	$84,993